Customer Concentrations (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Customer Concentrations 1		37.00%
Customer Concentrations 2		55.30%
Customer Concentrations 3		$ 15,462
Customer Concentrations 4		325,530
Customer Concentrations 5		12.00%
Customer Concentrations 6		22.80%
Customer Concentrations 7		3,821
Customer Concentrations 1	36.00%
Customer Concentrations 2	39.00%
Customer Concentrations 3	43,647
Customer Concentrations 4	15,462
Customer Concentrations 5	4.00%
Customer Concentrations 6	14.00%
Customer Concentrations 7	2,113
Customer Concentrations 8	$ 3,215